Business Combination and Other Transaction - Schedule of Pro Forma (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Pro Forma [Abstract]
Revenue	$ 16,197	$ 15,880
Net loss	$ (76,140)	$ (54,308)